Leases - Schedule of Leases Right-of-use Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 601		$ 601		$ 569
Depreciation of right-of-use assets	16	$ 12	46	$ 37
Land and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	60		60		60
Depreciation of right-of-use assets	1	1	3	3
Buildings, leasehold improvements and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	541		541		$ 509
Depreciation of right-of-use assets	$ 15	$ 11	$ 43	$ 34